Cover	Jun. 05, 2026	May 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 05, 2026
Entity Registrant Name	BGSF, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36704
Entity Tax Identification Number		26-0656684
Entity Address, Address Line One	14901 Quorum Drive,Suite 800
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	692-2400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Title of 12(b) Security		Common Stock
Trading Symbol		BGSF
Security Exchange Name		NYSE
Amendment Flag	false
Entity Central Index Key	0001474903